Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of currency exchange rates
	December 31, 2020	December 31, 2019	December 31, 2018
Year-end spot rate	US$1= RMB 6.5249	US$1= RMB 6.9762	US$1= RMB 6.8632
Average rate	US$1= RMB 6.8976	US$1= RMB 6.8985	US$1= RMB 6.6174

Schedule of Property and equipment are stated at cost less accumulated depreciation
Building	30 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term